Subsequent Events (Details) - USD ($)	Apr. 01, 2022	Mar. 31, 2022	Jan. 31, 2022	Jan. 21, 2022	Dec. 31, 2021
Subsequent Events (Details) [Line Items]
Working capital loan	$ 112,500	$ 1,500,000	$ 350,000		$ 1,500,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Working capital loan amount			$ 350,000	$ 1,500,000
Working capital loan	$ 112,500